PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	As of December 31,
	2017	2018
Cost:
Leasehold improvements	26,269	34,147
Electronic equipment	16,059	18,730
Furniture, fixtures and equipment	5,346	8,566
Vehicles	549	595
	48,223	62,038
Less: Accumulated depreciation	(31,877)	(41,736)
	16,346	20,302
Construction in progress	682	—
Property and equipment, net	17,028	20,302

Depreciation expense was RMB11,362, RMB14,203 and RMB10,643 for the years ended December 31, 2016, 2017 and 2018, respectively.